February 1, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust - Post-Effective Amendment No. 6

1933 Act Registration No. 333-255884

1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor ETF Trust (the “Trust”) certifies that:

a.

the form of the Harbor Long-Term Growers ETF Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 6 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 6 to the Trust’s registration statement was filed with the Commission via EDGAR on January 31, 2022 (Accession No. 0001193125-22-023425) with an effective date of January 31, 2022.

Please do not hesitate to contact the undersigned at (312) 443-4426 if you have any questions.

Sincerely,

/s/ Diana R. Podgorny Diana R. Podgorny Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Harbor ETF Trust

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Foreside Fund Services, LLC is the Distributor of Harbor ETF Trust